INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2021 ₪ / shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for credit losses | $		$ 6,673		$ 6,198
Ordinary shares, par value | ₪ / shares	₪ 0.01		₪ 0.01
Ordinary shares, shares authorized		120,000,000		120,000,000
Ordinary shares, shares issued		86,962,135		85,184,889
Ordinary shares, shares outstanding		83,480,612		81,703,366
Treasury stock, ordinary shares		3,481,523		3,481,523